Business Combinations (Details) - Schedule of the fair values of assets acquired and liabilities $ in Thousands	Jul. 04, 2021 USD ($)
Schedule Of The Fair Values Of Assets Acquired And Liabilities Abstract
Customer relations	$ 3,228
Technologies	792
Deferred tax liabilities	(825)
Property and equipment, net	2
Goodwill	6,311
Net assets acquired	$ 9,508